SHAREHOLDERS' EQUITY - Prior to the Business Combination through December 31, 2020 (Details) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 11, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' EQUITY
Fair Value of Equity Issued				$ 3,380,278	$ 3,095,642
Exchangeable Shares | GH Group Founder parties | Business Combination through December 31, 2020
SHAREHOLDERS' EQUITY
Shares issued	1,004,676		22,388,322
Fair Value of Equity Issued	$ 3,095,642
Convertible Debt | Exchangeable Shares | GH Group Founder parties | Business Combination through December 31, 2020
SHAREHOLDERS' EQUITY
Share repurchased		201,435
Debt issued		$ 1,750,000